Shareholders' Equity (Narrative) (Details) (USD $)	0 Months Ended	1 Months Ended			3 Months Ended								12 Months Ended
	Oct. 28, 2011	Dec. 31, 2012	Jan. 31, 2012	Oct. 31, 2010	Oct. 31, 2013	Jul. 31, 2013	Apr. 30, 2013	Jan. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2013 vote	Oct. 31, 2012	Oct. 31, 2011	Sep. 20, 2012
Equity, Class of Treasury Stock [Line Items]
Number of shares authorized to be repurchased (shares)																320,000
Purchase and retire percentage of shares in common stock outstanding																4.90%
Outstanding common stock remaining to be repurchased (shares)					123,500								123,500
Dividend declared, rights per share	1
Dividend declared, right, no par value (usd per share)	$ 0
Common stock, no par value (usd per share)
Minimum percentage of stock owner in stockholder protection rights agreement													15.00%
Preferred stock dividend, par value (usd per share)					0								0
Preferred shares, exercise price (usd per share)													$ 25
Preferred shares, number of votes													1,000
Dividend rate, percentage above common stock													1000.00%
Preferred shares, rights expiration date													Nov. 02, 2021
Preferred shares, rights redemption price (usd per share)					$ 0.0001								$ 0.0001
Preferred shares reserved for issuance upon exercise of rights (shares)					100,000								100,000
Cash dividends declared per common share (usd per share)		$ 0.02	$ 0.015	$ 0.01	$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.015	$ 0.015	$ 0.015	$ 0.015	$ 0.08	$ 0.06	$ 0.04
Series A Preferred Stock [Member]
Equity, Class of Treasury Stock [Line Items]
Preferred shares per right (shares)													0.001
Minimum [Member]
Equity, Class of Treasury Stock [Line Items]
Repurchase period													12 months
Maximum [Member]
Equity, Class of Treasury Stock [Line Items]
Repurchase period													24 months